2. Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for sales returns	$ 43,000	$ 43,000
Reserve for obsolete inventory	99,278		93,607
Property and equipment estimated useful lives	5 to 39 years
Advertising expense	$ 27,406	$ 13,500
Antidilutive shares- stock options	37,150